Provisions and Other Contingencies - Summary of Movement in the Provision for Post Sales Client Support (Details) $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Disclosure of other provisions [abstract]
Balance at the beginning	$ 159
Translation differences	(1)
Provision recognized / (reversed)	108
Provision utilized	(51)
Balance at the end	$ 215